Supplement dated October 10, 2023 to the Statutory Prospectus, Updating Summary Prospectus
and Initial Summary Prospectus dated May 1, 2023 for the following variable annuity contracts:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company
Pacific Choice Variable Annuity
Pacific Choice 2
Pacific Innovations
Pacific Innovations Select
Pacific Journey
Pacific Journey Select
(Offered before October 1, 2013)
Pacific Journey Select
(Offered on and after October 1, 2013)
Pacific Navigator
Pacific Odyssey
(Offered before October 1, 2013)
Pacific Odyssey
(Offered on and after October 1, 2013)
Pacific One
Pacific One Select
Pacific Portfolios
Pacific Portfolios for Chase
Pacific Quest
Pacific Select Variable Annuity
Pacific Value
Pacific Value Edge
Pacific Value for Prudential
Pacific Value Select
(Offered before October 1, 2013)
Pacific Value Select
(Offered on and after October 1, 2013)
Pacific Select Variable Annuity
Pacific Voyages	Pacific Choice Variable Annuity
Pacific Choice 2
Pacific Innovations Select
Pacific Journey Select
(Offered before October 1, 2013)
Pacific Journey Select
(Offered on and after October 1, 2013)
Pacific Odyssey
(Offered before October 1, 2013)
Pacific Odyssey
(Offered on and after October 1, 2013)
Pacific One Select
Pacific Navigator
Pacific Portfolios
Pacific Portfolios for Chase
Pacific Quest
Pacific Value
Pacific Value Select
(Offered before October 1, 2013)
Pacific Value Select
(Offered on and after October 1, 2013)
Pacific Voyages
Pacific Value Edge

The purpose of this supplement is to announce various underlying fund changes. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448 or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Pacific Select Fund Portfolio Investment Advisor (Subadvisor)

Effective November 1, 2023, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect that the Investment Advisor (Subadvisor) for the Diversified Bond Portfolio will change from Western Asset Management Company, LLC to Loomis Sayles & Company, L.P. The Investment Advisor (Subadvisor) for the Mid-Cap Equity Portfolio will change from Scout Investments to Blackrock Investment Management, LLC.

Effective November 1, 2023, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Pacific Select Fund Mid-Cap Equity Portfolio Class I; Pacific Life Fund Advisors LLC (Blackrock Investment Management, LLC)	0.69%[1]
Pacific Select Fund ESG Diversified Portfolio Class I; Pacific Life Fund Advisors LLC	0.82%[1]
Pacific Select Fund ESG Diversified Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.79%[1]
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class D (formerly called PSF DFA Balanced Allocation Class D); Pacific Life Fund Advisors LLC	0.69%[1]

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Form No. VASUP1023
NYSUP1023